[GRAPHIC APPEARS HERE]
       API
       TRUST
      ------------------------------------------------------------------------
       GROWTH FUND
       CAPITAL INCOME FUND
       MULTIPLE INDEX TRUST
       YORKTOWN CLASSIC VALUE TRUST
       TREASURIES TRUST







                                      SEMI-ANNUAL REPORT DATED NOVEMBER 30, 1999

                             [GRAPHIC APPEARS HERE]
                                       API
                                     TRUST



                                    CONTENTS


      Letter to Shareholders            1

      Growth Fund
  Investments                           3
  Financial Statements                  6

      Capital Income Fund
  Investments                          13
  Financial Statements                 14

      Multiple Index Trust
  Investments                          21
  Financial Statements                 22

      Yorktown Classic Value Trust
  Investments                          28
  Financial Statements                 29

      Treasuries Trust
  Investments                          37
  Financial Statements                 38

[GRAPHIC APPEARS HERE]
       API TRUST



Dear Fellow Shareholders:


The bull market that swept through the first and second quarters of 1999 was anything but routine. The emergence of internet and information technology companies replaced the old standbys in consumer products, financial, medical and manufacturing as market leaders. In the four API Trust equity funds, we focused on the total market and were rewarded with significant returns. I am pleased to report that all four API Trust equity funds returned in excess of 20% for the calendar year ended December 31, 1999, as shown in the table below. The return for the S&P 500 was 21.04% during the same period. The table below shows the returns of the Funds relative to the performance of their peers.



                                                         1999 CALENDAR     LIPPER INDEX
                                                          PERFORMANCE      CATEGORY AVG
                                                        ---------------   -------------
      API TRUST
       GROWTH FUND (APITX) ..........................         33.12%           33.68%
       CAPITAL INCOME FUND (APIGX) ..................         20.39%            9.80%
       YORKTOWN CLASSIC VALUE TRUST (YCVTX) .........         26.62%            5.94%
       MULTIPLE INDEX TRUST(APIMX) ..................         33.00%           20.79%

The Treasuries Trust performance for 1999 has been negative, down 6.23%, due to the Federal Reserve Board's policy of raising interest rates due to fears of rising inflation. Inflation has been stable, and without question, this has been one of the most productive market cycles in the history of the United States. Unfortunately, this policy of raising short-term rates has a negative effect on Treasury securities. There is a silver lining though; our portfolio is designed to take advantage of these very discrepancies within the Treasury market. The current portfolio structure will have its day in the sun. As in the past, the Treasuries Trust is ranked in the very top of Treasury funds and we look forward to the future.


Looking ahead, we remain optimistic about the prospects for not only technology stocks, but for the general market, which we believe holds vast numbers of basic industry and service companies that have been overlooked and under priced in the technology market boom of 1999. The future will probably resemble the past, as free markets and the growth of free enterprise translate into superior performance for investors.

Please do not hesitate to call if you have any questions or comments regarding the Funds. For your convenience, your shareholder investor statements will now reflect your combined holdings in all the API Funds.

We appreciate your confidence as we move into this New Millennium.


Sincerely,

/s/ David D. Basten
David D. Basten
President

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               November 30, 1999
                                  (Unaudited)





                                         Shares        Value
                                       ----------   -----------
MUTUAL FUNDS - 86.53%
Large Cap Growth Funds - 2.34%
Enterprise Growth Fund                  23,894      $  589,964
Legg Mason Value Trust                  15,497       1,165,863
                                                    ----------
                                                     1,755,827
                                                    ----------
Large Cap Core Funds - 4.65%
Principal Preservation S&P 100 Plus
   Portfolio                            82,385       3,484,890
                                                    ----------
Large Cap Value Funds - 6.35%
Fidelity Advisor Growth & Income
   Fund                                 23,602         433,587
Davis New York Venture Fund             87,779       2,455,179
Pioneer Fund Inc.                       29,946       1,374,842
Vanguard Index Trust Value Fund         21,346         499,520
                                                    ----------
                                                     4,763,128
                                                    ----------
Multi Cap Growth Funds - 2.06%
MFS Emerging Growth Fund
   Class A                              16,671         918,758
Phoenix Mid-Cap Fund Class A            27,609         624,517
                                                    ----------
                                                     1,543,275
                                                    ----------
Multi Cap Core Funds - 2.44%
Vanguard Index Total Stock Market
   Fund                                 58,783       1,829,922
                                                    ----------
Multi Cap Value Funds - 0.73%
Hilliard Lyons Growth Fund              16,429         547,272
                                                    ----------
Mid Cap Growth Funds - 1.98%
Idex Capital Appreciation Fund          32,479       1,117,286
Pioneer Mid Cap Fund Class A            20,314         367,484
                                                    ----------
                                                     1,484,770
                                                    ----------
Mid Cap Core Funds - 3.95%
AIM Mid Cap Equity Fund Class A         28,928         676,340
Vanguard Index Extended Market
   Fund                                 65,627       2,281,880
                                                    ----------
                                                     2,958,220
                                                    ----------


                                         Shares        Value
                                       ----------   -----------
Mid Cap Value Funds - 1.66%
Sentinel Mid Cap Fund                   69,790      $1,242,279
                                                    ----------
Small Cap Growth Funds - 6.21%
AIM Equity Aggressive Growth
   Fund                                 22,614       1,366,576
Fidelity Advisors Small Cap Fund        25,500         503,898
Kemper Small Cap Equity Fund
   Class A                              88,203         598,902
Phoenix Small Cap Fund Class A          55,960       1,364,328
Transamerica Premier Small Co.
   Fund                                 25,342         818,550
                                                    ----------
                                                     4,652,254
                                                    ----------
Small Cap Core Funds - 1.21%
Guardian Park Avenue Small Cap
   Fund                                 60,610         908,546
                                                    ----------
Emerging Markets Funds - 5.92%
Goldman Sachs Emerging Markets
   Fund                                 63,199         640,212
Putman Emerging Growth Fund            214,155       2,242,205
Templeton Developing Markets
   Fund                                114,139       1,554,579
                                                    ----------
                                                     4,436,996
                                                    ----------
Small Cap Value Funds - 3.49%
Delaware Group Value Fund Inc.          46,437       1,146,067
Enterprise Small Co. Value Fund         60,275         536,452
Goldman Sachs Small Cap Value
   Class A                              51,882         932,333
                                                    ----------
                                                     2,614,852
                                                    ----------
Equity Income Funds - 0.46%
Pioneer Growth Fund                     12,458         344,366
                                                    ----------
European Region Funds - 3.64%
Deutche European Mid Cap Fund           33,288         545,273
Kemper New Europe Fund Class A          46,220         765,877
Vanguard Intl. Equity Index Fd Inc      52,891       1,415,370
                                                    ----------
                                                     2,726,520
                                                    ----------

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      SCHEDULE OF INVESTMENTS, Continued
                               November 30, 1999
                                  (Unaudited)





                                           Shares            Value
                                      --------------     ------------
Global Small Cap
   Funds - 2.60%
SmallCap World Fund                        57,101         $1,950,602
                                                          ----------
International Funds - 15.11%
Alliance Worldwide
   Privatization Fd                        77,280          1,014,697
BT EAFE Equity Index Fund                 561,877          7,669,624
Pioneer International Growth
   Fund                                    55,549          1,174,324
Putnam International Growth
   Fund                                    54,760          1,466,477
                                                          ----------
                                                          11,325,122
                                                          ----------
Latin American Fund - 1.50%
T Rowe Price Latin America
   Fund                                   124,223          1,125,466
                                                          ----------
Pacific Region Funds - 0.79%
Deutsche Top 50 Asia Fund
   Class A                                 26,301            589,953
                                                          ----------
Pacific Ex Japan
   Funds - 1.99%
Goldman Sachs Growth Fund
   Class A                                 67,191            805,622
AIM New Pacific Growth Fund
   Class A                                101,615            688,956
                                                          ----------
                                                           1,494,578
                                                          ----------
S&P 500 Funds - 10.83%
BT S&P 500 Fund                             2,083            364,951
Federated Index Trust Max-Cap
   Fund                                    71,257          2,023,722
T. Rowe Price Equity Index Fund            22,155            833,721
SSGA S&P 500 Index Fund                    72,209          1,745,316
Vanguard Index 500 Fund                    24,584          3,161,564
                                                          ----------
                                                           8,129,274
                                                          ----------


                                           Shares             Value
                                    -------------------   -----------
Science & Technology
   Funds - 6.62%
John Hancock Global
   Technology Fund                         23,174         $1,566,860
Principal Preservation Tech 100
   Fund                                   116,798          3,397,662
                                                          ----------
                                                           4,964,522
                                                          ----------
     Total Mutual Funds
  (cost $47,503,669)                                      64,872,634
                                                          ----------

COMMON STOCKS - 8.88%
Banks - 0.58%
Bank One Corp.                              4,500            158,625
U.S. Bancorp                                8,000            273,500
                                                          ----------
                                                             432,125
                                                          ----------
Beverage Industry - 0.34%
Coca Cola Co                                3,800            255,788
                                                          ----------
Chemical Industry - 0.26%
Du Pont Co.                                 3,300            196,144
                                                          ----------
Computer &
   Peripherals - 0.45%
Adaptec Inc.                                2,400            129,300
Cisco Systems                               1,600            142,700
Unisys Corp.                                2,300             66,125
                                                          ----------
                                                             338,125
                                                          ----------
Computer Software &
   Services - 2.01%
Adobe Systems                               2,200            151,113
Citrix Systems                              1,900            180,262
Electronics for Imaging                     1,700             75,756
Microsoft Corp.                             1,100            100,152
Oracle Corp.                               11,400            773,062
Siebel Systems                              3,200            224,400
                                                          ----------
                                                           1,504,745
                                                          ----------

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      SCHEDULE OF INVESTMENTS, Continued
                               November 30, 1999
                                  (Unaudited)





                                     Shares            Value
                                 --------------   --------------
Drug Industry - 0.44%
Bristol Myers Squibb Co.              1,400        $   102,288
Merck & Co. Inc.                      2,900            227,650
                                                   -----------
                                                       329,938
                                                   -----------
Entertainment - 0.32%
Disney (Walt) Co.                     8,600            239,725
                                                   -----------
Food Processing
   Industry - 0.40%
Campbell Soup Co.                     6,800            303,450
                                                   -----------
Foreign
   Telecommunications - 0.22%
Nortel Networks                       2,200            162,800
                                                   -----------
Gold/Silver
   Mining - 0.20%
Homestake Mining                     18,000            148,500
                                                   -----------
Household
   Products - 0.40%
Procter & Gamble Co.                  2,800            302,400
                                                   -----------
Insurance - 0.39%
American General Corp.                4,000            293,250
                                                   -----------
Internet
   Industry - 0.16%
Lycos Inc.                            2,200            123,200
                                                   -----------
Medical Supplies
   Industry - 0.71%
Johnson & Johnson                     3,786            392,797
Mallinckrodt Inc.                     4,100            136,325
                                                   -----------
                                                       529,122
                                                   -----------
Retail - 0.51%
May Department Stores
   Co.                                7,000            235,375
Tandy Corp.                           1,900            145,587
                                                   -----------
                                                       380,962
                                                   -----------


                                     Shares            Value
                                 --------------   --------------
Securities
   Brokerage - 0.45%
Merrill Lynch & Co Inc                4,200        $   338,625
                                                   -----------
Semiconductor - 0.37%
Atmel Corp.                           3,300            147,881
Microchip Technology                  2,100            133,088
                                                   -----------
                                                       280,969
                                                   -----------
Telecommunication
   Equipment - 0.14%
Lucent Technologies                   1,400            102,287
                                                   -----------
Telecommunication
   Services - 0.20%
McLeod USA                            3,400            146,200
                                                   -----------
Thrift
   Industry - 0.33%
Fannie Mae                            3,700            246,513
                                                   -----------
     Total Common Stocks
  (cost $5,824,360)                                  6,654,868
                                                   -----------
S&P DEPOSITORY
   RECEIPTS - 4.59%
SPDR - NASDAQ 100
   Index                             10,300          1,526,975
SPDR - Technology
   Sector Index                      41,000          1,913,548
                                                   -----------
     Total S&P Depository Receipts
  (cost $3,569,141)                                  3,440,523
                                                   -----------
  Total Investments
  (cost $56,897,170)                               $74,968,025
                                                   ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1999
                                  (Unaudited)


Assets:
 Investments at value (identified cost of $56,897,170)                                             $  74,968,025
 Cash                                                                                                  4,494,590
 Other assets                                                                                            229,738
                                                                                                   -------------
      Total assets                                                                                    79,692,353
                                                                                                   -------------
Liabilities:
 Accrued distribution fees                                                                                61,679
 Accrued advisory fees                                                                                    57,434
 Securities purchased                                                                                  3,496,750
 Other liabilities                                                                                       100,608
                                                                                                   -------------
      Total liabilities                                                                                3,716,471
                                                                                                   -------------
        Net assets                                                                                 $  75,975,882
                                                                                                   =============
Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)         5,256,973
                                                                                                   =============
Net asset value, offering and redemption price per share outstanding                               $       14.45
                                                                                                   =============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            STATEMENT OF OPERATIONS
                   for the six months ended November 30, 1999
                                  (Unaudited)


Investment Income:
 Dividends                                                        $   134,794
 Interest                                                              17,813
                                                                  -----------
      Total income                                                    152,607
                                                                  -----------
Expenses:
 Investment advisory fees                                             361,666
 Distribution fees                                                    361,666
 Transfer agent fees                                                  122,184
 Custodial fees                                                        11,833
 Professional fees                                                     25,219
 Registration fees                                                      9,000
 Trustee fees                                                           9,000
 Insurance                                                             17,139
 Shareholder reports                                                   11,531
 Miscellaneous                                                          3,709
                                                                  -----------
                                                                      932,947
 Less expenses waived by investment advisor                           (58,967)
                                                                  -----------
     Total expenses                                                   873,980
                                                                  -----------
     Net investment loss                                             (721,373)
                                                                  -----------
Realized and unrealized gain on investments:
 Net realized gain from security transactions                       3,963,020
 Capital gain distributions from mutual funds                         714,861
 Change in unrealized appreciation on investments                   5,433,948
                                                                  -----------
      Net realized and unrealized gain on investments              10,111,829
                                                                  -----------
        Net increase in net assets resulting from operations      $ 9,390,456
                                                                  ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                                   For the
                                                                                  Six Months
                                                                                    Ended             For the
                                                                                Nov. 30, 1999        Year Ended
                                                                                 (Unaudited)        May 31, 1999
                                                                               ---------------   -----------------
Operations:
 Net investment loss                                                            $   (721,373)      $  (1,080,271)
 Net realized gain from security transactions                                      3,963,020           3,675,641
 Capital gain distributions from mutual funds                                        714,861           3,666,807
 Net change in unrealized appreciation on investments                              5,433,948            (538,472)
                                                                                ------------       -------------
      Increase in net assets resulting from operations                             9,390,456           5,723,705
                                                                                ------------       -------------
Distributions:
 From net realized gain on security transactions                                  (7,298,410)         (5,447,088)
                                                                                ------------       -------------
      Decrease in net assets resulting from distributions                         (7,298,410)         (5,447,008)
                                                                                ------------       -------------
Capital share transactions:
 Proceeds from sale of 196,358 and 649,068 shares                                  2,829,483           8,869,932
 Value of 556,133 and 406,482 shares issued upon reinvestment of dividends         7,179,682           5,316,787
 Cost of 552,830 and 1,458,980 shares redeemed                                    (7,889,474)        (19,872,341)
                                                                                ------------       -------------
      Increase (decrease) in net assets resulting from capital share
      transactions                                                                 2,119,691          (5,685,622)
                                                                                ------------       -------------
      Total increase (decrease) in net assets                                      4,211,737          (5,409,005)
Net assets:
 Beginning of year/period                                                         71,764,145          77,173,150
                                                                                ------------       -------------
 End of year/period                                                             $ 75,975,882       $  71,764,145
                                                                                ============       =============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                             FINANCIAL HIGHLIGHTS



                                                         For the
                                                       Six Months
                                                          Ended
                                                      Nov. 30, 1999
                                                       (Unaudited)
                                                   ------------------
For a share outstanding throughout each
 year/period:
Net asset value, beginning of year/period             $   14.19
                                                      ---------
Income from investment operations:
 Net investment loss                                       (.14)
 Net realized and unrealized gain on investments           1.92
                                                      ----------
      Total income from investment
       operations                                          1.78
                                                      ----------
Distributions:
 From net realized gain on security transactions           (1.52)
                                                      ----------
      Total distributions                                  (1.52)
                                                      ----------
        Net asset value, end of year/period           $    14.45
                                                      ==========
Total return(2)                                            13.82%
Ratios/Supplemental Data:
 Net assets, end of year/period (000's omitted)       $   75,976
 Ratio of expenses to average net assets(3)                 2.42%(1)
 Ratio of net investment income (loss) to average
  net assets                                               (2.00)%(1)
 Portfolio turnover rate                                      38%(1)



                                                                     For the Years Ended May 31,
                                                   ---------------------------------------------------------------
                                                       1999        1998         1997         1996         1995
                                                   ----------- ------------ ------------ ------------ ------------
For a share outstanding throughout each
 year/period:
Net asset value, beginning of year/period            $ 14.13     $  13.42     $  14.00     $  12.48     $  12.32
                                                     -------     --------     --------     --------     --------
Income from investment operations:
 Net investment loss                                    (.21)       (0.08)       (0.17)       (0.14)       (0.10)
 Net realized and unrealized gain on investments        1.32         2.36         1.25         2.67         1.37
                                                     -------     --------     --------     --------     --------
      Total income from investment
       operations                                       1.11         2.28         1.08         2.53         1.27
                                                     -------     --------     --------     --------     --------
Distributions:
 From net realized gain on security transactions       (1.05)       (1.57)       (1.66)       (1.01)       (1.11)
                                                     -------     --------     --------     --------     --------
      Total distributions                              (1.05)       (1.57)       (1.66)       (1.01)       (1.11)
                                                     -------     --------     --------     --------     --------
        Net asset value, end of year/period          $ 14.19     $  14.13     $  13.42     $  14.00     $  12.48
                                                     =======     ========     ========     ========     ========
Total return(2)                                         8.46%       18.39%        8.32%       21.03%       11.28%
Ratios/Supplemental Data:
 Net assets, end of year/period (000's omitted)      $71,764     $ 77,173     $ 68,717     $ 68,306     $ 55,191
 Ratio of expenses to average net assets(3)             2.32%        2.18%        2.18%        2.24%        2.06%
 Ratio of net investment income (loss) to average
  net assets                                           (1.49)%      (0.62)%     (1.31)%      (1.08)%      (1.50)%
 Portfolio turnover rate                                  86%          57%          84%          63%          91%

-----------
(1) Annualized

(2) Does not reflect contingent deferred sales charge.

(3) Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.58%, 2.58%, 2.54%, 2.55%, 2.57% and 2.60%, respectively.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS


                (Information as of and for the six months ended
                        November 30, 1999 is unaudited)



1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Growth Fund (the "Fund").

   The Fund's investment objective is growth of capital. The Fund seeks to achieve its objective by investing primarily in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and that seek long-term capital growth or appreciation.


2. Significant Accounting Policies:

   a. Portfolio Valuation

      The investments of the Fund consist primarily of mutual funds that are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded.

   b. Security Transactions and Investment Income

      Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

   c. Federal Income Taxes

      The Trust's policy is for the Funds to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

      As of November 30, 1999, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $56,897,170, $18,070,855, $18,604,974 and
      $534,119, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

   d. Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   e. Cash and Cash Equivalents

      Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Fund and .75% of the average daily net assets exceeding $100 million. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see
   Note 4) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the six months ended November 30, 1999, the Advisor waived $58,967 of its fees.


4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive annual fees of 1.00% of the Fund's average daily net assets.

   In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the six months ended November 30, 1999, the Distributor received $58,967 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued


5. Investment Activity:

   For the six months ended November 30, 1999, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $13,570,392 and $17,083,841, respectively.


6. Composition of Net Assets:

   At November 30, 1999, net assets consisted of:


   Paid-in capital                                                               $ 54,298,141
   Accumulated net investment loss                                                   (721,373)
   Accumulated net realized gain from security transactions                         4,328,259
   Unrealized appreciation on investments                                          18,070,855
                                                                                 ------------
         Net assets applicable to outstanding shares of beneficial interest      $ 75,975,882
                                                                                 ============

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               November 30, 1999
                                  (Unaudited)



                                        Shares          Value
                                     ------------   -------------
COMMON STOCKS - 3.41%
Automobiles & Trucks - 1.32%
General Motors Corp.                      2,600      $   187,200
                                                     -----------
Banks - 1.03%
Bank of America Corp.                     2,500          146,250
                                                     -----------
Railroads - 1.06%
Burlington Northern Santa Fe
   Corp.                                  5,200          150,800
                                                     -----------
     Total Common Stocks
  (cost $498,450)                                        484,250
                                                     -----------
MUTUAL FUNDS - 96.59%
Large Cap Core Funds - 19.16%
Principal Preservation S&P 100
   Plus Portfolio                        64,451        2,726,319
                                                     -----------
Large Cap Value Funds - 6.85%
Fidelity Advisors Growth &
   Income Fund                           53,599          974,975
                                                     -----------
Multi Cap Growth Funds - 3.05%
New Economy Fund                         14,504          433,693
                                                     -----------
Multi Cap Core Funds - 8.33%
Kemper Blue Chip Fund                    52,026        1,111,276
Vanguard Index Total Stock
   Market Portfolio                       2,378           74,050
                                                     -----------
                                                       1,185,326
                                                     -----------
Equity Income Funds - 10.97%
T. Rowe Price Equity Income Fund         13,572          365,370
Van Kampen American Capital
   Equity Income Fund                   145,502        1,196,032
                                                     -----------
                                                       1,561,402
                                                     -----------

                                        Shares          Value
                                       -------      -----------
European Region Funds - 9.52%
Alliance New Europe Fund                 21,631      $   436,085
Goldman Sachs European Equity
   Fund                                  24,271          320,631
Kemper New Europe Fund                   36,057          597,476
                                                     -----------
                                                       1,354,192
                                                     -----------
Financial Services Fund - 5.65%
Davis Financial Fund Cl. A               27,635          803,356
                                                     -----------
International Funds - 9.59%
Putnam International Growth &
   Income Fund                          103,080        1,364,787
                                                     -----------
Latin American Funds - 4.29%
Van Kamp American Cap Latin
   American A                            51,449          610,711
                                                     -----------
S&P 500 Funds - 11.25%
Federated Index Trust Max-Cap
   Fund                                  15,397          437,298
Vanguard Index Trust 500
   Portfolio                              9,051        1,163,990
                                                     -----------
                                                       1,601,288
                                                     -----------
World Income Funds - 7.93%
Bear Stearns Emerging Market
   Debt Portfolio                        58,276          560,625
Phoenix Emerging Markets Bond
   Portfolio                             73,726          567,694
                                                     -----------
                                                       1,128,319
                                                     -----------
     Total Mutual Funds
  (cost $11,327,191)                                  13,744,368
                                                     -----------
  Total Investments
  (cost $11,825,641)                                 $14,228,618
                                                     ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1999
                                  (Unaudited)


Assets:
 Investments at value (identified cost of $11,825,641)                                              $  14,228,618
 Cash                                                                                                   1,567,358
 Other assets                                                                                              38,119
                                                                                                    -------------
      Total assets                                                                                     15,834,095
                                                                                                    -------------
Liabilities:
 Accrued distribution fees                                                                                  6,051
 Securities purchased                                                                                   1,200,000
 Other liabilities                                                                                         27,673
                                                                                                    -------------
      Total liabilities                                                                                 1,233,724
                                                                                                    -------------
        Net assets                                                                                  $  14,600,371
                                                                                                    =============
Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)            632,269
                                                                                                    =============
Net asset value, offering and redemption price per share outstanding                                $       23.09
                                                                                                    =============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            STATEMENT OF OPERATIONS
                   for the six months ended November 30, 1999
                                  (Unaudited)


Investment income:
 Dividends                                                        $   99,642
 Interest                                                              8,472
                                                                  ----------
      Total income                                                   108,114
                                                                  ----------
Expenses:
 Investment advisory fees                                             42,654
 Distribution fees                                                    35,545
 Transfer agent fees                                                  25,708
 Custodial fees                                                        2,875
 Professional fees                                                     9,439
 Registration fees                                                     6,116
 Trustee fees                                                          1,442
 Insurance                                                             2,755
 Shareholder reports                                                   2,946
 Miscellaneous                                                         1,104
                                                                  ----------
                                                                     130,584
 Less expenses waived by investment advisor                          (42,654)
                                                                  ----------
     Total expenses                                                   87,930
                                                                  ----------
     Net investment income                                            20,184
                                                                  ----------
Realized and unrealized gain on investments:
 Net realized gain from security transactions                        440,835
 Capital gain distributions from mutual funds                         55,188
 Change in unrealized appreciation on investments                    606,410
                                                                  ----------
      Net realized and unrealized gain on investments              1,102,433
                                                                  ----------
        Net increase in net assets resulting from operations      $1,122,617
                                                                  ==========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                                 For the
                                                                                Six Months
                                                                                  Ended            For the
                                                                              Nov. 30, 1999       Year Ended
                                                                               (Unaudited)       May 31, 1999
                                                                             ---------------   ---------------
Operations:
 Net investment income                                                        $     20,184      $     10,517
 Net realized gain from security transactions                                      440,835           560,298
 Capital gain distributions from mutual funds                                       55,188           525,948
 Net change in unrealized appreciation on investments                              606,410          (187,889)
                                                                              ------------      ------------
      Increase in net assets resulting from operations                           1,122,617           908,874
                                                                              ------------      ------------
Distributions:
 From net realized gain on security transactions                                  (995,376)         (744,723)
                                                                              ------------      ------------
      Decrease in net assets resulting from distributions                         (995,376)         (744,723)
                                                                              ------------      ------------
Capital share transactions:
 Proceeds from sale of 64,445 and 194,245 shares                                 1,500,956         4,300,974
 Value of 43,539 and 33,166 shares issued upon reinvestment of dividends           927,377           706,114
 Cost of 75,971 and 131,961 shares redeemed                                     (1,778,371)       (2,940,127)
                                                                              ------------      ------------
      Increase in net assets resulting from capital share transactions             649,962         2,066,961
                                                                              ------------      ------------
      Total increase in net assets                                                 777,203         2,231,112
Net assets:
 Beginning of year/period                                                       13,823,168        11,592,056
                                                                              ------------      ------------
 End of year/period                                                           $ 14,600,371      $ 13,823,168
                                                                              ============      ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                             FINANCIAL HIGHLIGHTS



                                                             For the
                                                           Six Months
                                                              Ended
                                                          Nov. 30, 1999
                                                           (Unaudited)
                                                        ----------------
For a share outstanding throughout each year/period:
Net asset value, beginning of year/period                  $  23.03
                                                           --------
Income from investment operations:
 Net investment income                                         0.02
 Net realized and unrealized gain on investments               1.70
                                                           --------
      Total income from investment
       operations                                              1.72
                                                           --------
Distributions:
 From net investment income
 From net realized gain on security transactions              (1.66)
                                                           ---------
      Total distributions                                     (1.66)
                                                           ---------
        Net asset value, end of year/period                $  23.09
                                                           =========
Total return(1)                                                8.10%
Ratios/Supplemental Data:
 Net assets, end of year/period (000's omitted)            $ 14,600
 Ratio of expenses to average net assets(3)                    1.24%(2)
 Ratio of net investment income to average net assets          0.28%(2)
 Portfolio turnover rate                                         25%(2)



                                                                          For the Years Ended May 31,
                                                        ---------------------------------------------------------------
                                                            1999        1998         1997         1996         1995
                                                        ----------- ------------ ------------ ------------ ------------
For a share outstanding throughout each year/period:
Net asset value, beginning of year/period                 $ 22.96     $  19.92    $  17.57     $  17.21     $  16.34
                                                          -------     --------    --------     --------     --------
Income from investment operations:
 Net investment income                                      0.02         0.16         0.32         0.34         0.35
 Net realized and unrealized gain on investments            1.38         4.64         3.49         2.57         1.64
                                                          -------     --------    --------     --------     --------
      Total income from investment
       operations                                           1.40         4.80         3.81         2.91         1.99
                                                          -------     --------    --------     --------     --------
Distributions:
 From net investment income                                             (0.30)       (0.48)       (0.28)       (0.36)
 From net realized gain on security transactions           (1.33)       (1.46)       (0.98)       (2.27)       (0.76)
                                                          -------     --------    ---------    ---------    ---------
      Total distributions                                  (1.33)       (1.76)       (1.46)       (2.55)       (1.12)
                                                          -------     --------    ---------    ---------    ---------
        Net asset value, end of year/period               $ 23.03     $  22.96    $  19.92     $  17.57     $  17.21
                                                          =======     ========    =========    =========    =========
Total return(1)                                              6.57%       25.30%      22.43%       17.65%       13.08%
Ratios/Supplemental Data:
 Net assets, end of year/period (000's omitted)           $13,823     $ 11,592    $  8,098     $  4,417    $   3,031
 Ratio of expenses to average net assets(3)                  1.34%        1.47%       1.77%        2.22%        2.05%
 Ratio of net investment income to average net assets        0.09%        0.80%       1.84%        1.43%        0.75%
 Portfolio turnover rate                                       79%          33%         67%          40%          65%

-----------
(1) Does not reflect contingent deferred sales charge.

(2) Annualized

(3) Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.84%, 1.94%, 2.07%, 2.38%, 2.82% and 2.65%, respectively.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS
                (Information as of and for the six months ended
                        November 30, 1999 is unaudited)


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Capital Income Fund (the "Fund").

   The Fund's primary investment objective is to seek to achieve high current income. The Fund's secondary objective is growth of capital and income. The Fund seeks to achieve its objectives by investing in mutual funds, at least 65% of which seek to achieve an objective of high current income by investing in income-producing equity securities, long or short-term bonds and other fixed-income securities (such as U.S. government securities, commercial paper and preferred stock).


2. Significant Accounting Policies:

   a. Portfolio Valuation

      The investments of the Fund consist primarily of mutual funds that are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded.

   b. Security Transactions and Investment Income

      Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

   c. Federal Income Taxes

      The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

      As of November 30, 1999, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $11,825,641, $2,402,977, $2,451,519 and
      $48,542, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

   d. Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   e. Cash and Cash Equivalents

      Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Fund. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the six months ended November 30, 1999, the Advisor waived all of its fees in the amount of $42,654.


4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .50% of the Fund's average daily net assets.

   In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the six months ended November 30, 1999, the Distributor received $10,987 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.


5. Investment Activity:

   For the six months ended November 30, 1999, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $1,702,482 and $1,821,503, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued


6. Composition of Net Assets:

   At November 30, 1999, net assets consisted of:


   Paid-in capital                                                               $ 11,581,139
   Accumulated net investment income                                                  120,320
   Accumulated net realized gain from security transactions                           495,935
   Unrealized appreciation on investments                                           2,402,977
                                                                                 ------------
         Net assets applicable to outstanding shares of beneficial interest      $ 14,600,371
                                                                                 ============

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 1999
                                  (Unaudited)

                                                         Shares        Value
                                                        --------   -------------
MUTUAL FUNDS - 72.22%
Large Cap Growth Funds - 7.39%
Rydex Series Trust OTC Fund                               8,971     $  593,714
                                                                    ----------
Large Cap Core Funds - 2.65%
Principal Preservation S&P 100 Plus Portfolio             5,035        212,991
                                                                    ----------
Multi Cap Core Funds - 5.22%
Vanguard Index Total Stock Market Portfolio              13,484        419,767
                                                                    ----------
Mid Cap Value Funds - 0.48%
Federated Index Trust Mid-Cap Fund                        2,367         38,703
                                                                    ----------
Emerging Markets Funds - 1.42%
Vang International Index Emerging Markets Portfolio      10,191        113,946
                                                                    ----------
Small Cap Value Funds - 2.03%
Vanguard Index Small Cap Value                           18,679        163,257
                                                                    ----------
International Funds - 12.70%
BT EAFE Equity Index Fund                                67,628        923,124
Vanguard Total International Index Fund                   7,337         97,445
                                                                    ----------
                                                                     1,020,569
                                                                    ----------
Pacific Region Funds - 2.39%
Vanguard International Index Pacific Portfolio           16,613        192,385
                                                                    ----------
S&P 500 Index Objective Funds - 27.87%
Federated Index Trust Max-Cap Fund                       14,256        404,877
T. Rowe Price Equity Index Fund                          14,478        544,809
SSGA S&P 500 Index Fund                                  23,934        578,488
Vanguard Index Trust 500 Portfolio                        5,535        711,806
                                                                    ----------
                                                                     2,239,980
                                                                    ----------
Science & Technology Funds - 10.07%
Principal Preservation Tech 100 Index Portfolio          27,819        809,276
                                                                    ----------
  Total Mutual Funds (cost $4,291,401)                               5,804,588
                                                                    ----------
S&P DEPOSITORY RECEIPTS - 25.50%
SPDR - S&P Mid Cap 400 Index                              9,100        720,179
SPDR - NASDAQ 100 Index                                   2,100        311,325
SPDR - S&P 500 Index                                      3,800        529,506
SPDR - Financial Sector Index                            20,000        488,750
                                                                    ----------
  Total S&P Depository Receipts (cost $1,906,446)                    2,049,760
                                                                    ----------
WORLD EQUITY BENCHMARK SERIES - 2.28%
Japan Webs (cost $149,970)                               12,000        183,000
                                                                    ----------
    Total Investments (cost $6,347,817)                             $8,037,348
                                                                    ==========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1999
                                  (Unaudited)


Assets:
 Investments at value (identified cost of $6,347,817)                                              $  8,037,348
 Cash                                                                                                   726,565
 Other assets                                                                                            15,142
                                                                                                   ------------
      Total assets                                                                                    8,779,055
                                                                                                   ------------
Liabilities:
 Other liabilities                                                                                       10,603
                                                                                                   ------------
      Total liabilities                                                                                  10,603
                                                                                                   ------------
        Net assets                                                                                 $  8,768,452
                                                                                                   ============
Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)          600,598
                                                                                                   ============
Net asset value, offering and redemption price per share outstanding                               $      14.60
                                                                                                   ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                            STATEMENT OF OPERATIONS
                  for the six months ended November 30, 1999
                                  (Unaudited)


Investment income:
 Dividends                                                        $   17,885
 Interest                                                             11,155
                                                                  ----------
      Total income                                                    29,040
                                                                  ----------
Expenses:
 Investment advisory fees                                             24,286
 Transfer agent fees                                                   9,326
 Custodial fees                                                        1,629
 Professional fees                                                     7,170
 Registration fees                                                     5,340
 Trustee fees                                                            551
 Insurance                                                               764
 Shareholder reports                                                     902
 Miscellaneous                                                           625
                                                                  ----------
                                                                      50,593
 Less expenses waived by investment advisor                           (6,795)
                                                                  ----------
     Total expenses                                                   43,798
                                                                  ----------
     Net investment loss                                             (14,758)
                                                                  ----------
Realized and unrealized gain on investments:
 Net realized gain from security transactions                         12,230
 Capital gain distributions from mutual funds                         87,698
 Change in unrealized appreciation on investments                    912,159
                                                                  ----------
      Net realized and unrealized gain on investments              1,012,087
                                                                  ----------
        Net increase in net assets resulting from operations      $  997,329
                                                                  ==========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                               For the
                                                                              Six Months
                                                                                Ended            For the
                                                                            Nov. 30, 1999       Year Ended
                                                                             (Unaudited)       May 31, 1999
                                                                           ---------------   ---------------
Operations:
 Net investment loss                                                         $  (14,758)      $     (3,503)
 Net realized gain (loss) from security transactions                             12,230            (52,747)
 Capital gain distributions from mutual funds                                    87,698            113,199
 Net change in unrealized appreciation on investments                           912,159            626,075
                                                                             ----------       ------------
      Increase in net assets resulting from operations                          997,329            683,024
                                                                             ----------       ------------
Distributions:
 From net investment income
 From net realized gain on security transactions                                                   (77,414)
                                                                                              ------------
      Decrease in net assets resulting from distributions                                          (77,414)
                                                                                              ------------
Capital share transactions:
 Proceeds from sale of 182,316 and 298,823 shares                             2,478,038          3,530,158
 Value of 6,537 shares issued upon reinvestment of dividends                                        75,303
 Cost of 23,770 and 142,195 shares redeemed                                    (319,231)        (1,678,936)
                                                                             ----------       ------------
      Increase in net assets resulting from capital share transactions        2,158,807          1,926,525
                                                                             ----------       ------------
      Total increase in net assets                                            3,156,136          2,532,135
Net assets:
 Beginning of year/period                                                     5,612,316          3,080,181
                                                                             ----------       ------------
 End of year/period                                                          $8,768,452       $  5,612,316
                                                                             ==========       ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                             FINANCIAL HIGHLIGHTS



                                                                       For the
                                                                     Six Months
                                                                        Ended             For the           For the
                                                                    Nov. 30, 1999       Year Ended       Period Ended
                                                                     (Unaudited)       May 31, 1999     May 31, 1998(4)
                                                                 ------------------   --------------   ----------------
For a share outstanding throughout the period:
Net asset value, beginning of period                                $  12.70             $ 11.04           $  10.00
                                                                    --------             -------           --------
Income from investment operations:
 Net investment income (loss)                                          (0.03)              (0.01)              0.03
 Net realized and unrealized gain on investments                        1.93                1.91               1.16
                                                                    ---------            -------           --------
      Total income from investment operations                           1.90                1.90               1.19
                                                                    ---------            -------           --------
Distributions:
 From net investment income                                                                                   (0.03)
 From net realized gain on security transactions                                           (0.24)             (0.12)
                                                                                         -------           --------
      Total distributions                                                                  (0.24)             (0.15)
                                                                                         -------           --------
        Net asset value, end of period                              $  14.60             $ 12.70           $  11.04
                                                                    =========            =======           ========
Total return(2)                                                         14.96%             17.49%             11.99%
Ratios/Supplemental Data:
 Net assets, end of period (000's omitted)                          $   8,768            $ 5,612           $  3,080
 Ratio of expenses to average net assets(3)                              1.25%(1)           1.23%              0.71%
 Ratio of net investment income (loss) to average net assets            (0.42)%(1)         (0.09)%             0.36%
 Portfolio turnover rate                                                    2%(1)             35%                49%

-----------
(1) Annualized

(2) Does not reflect contingent deferred sales charge.

(3) Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 1.44%, 2.16% and 2.75%, respectively.

(4) Commencement of operations was July 2, 1997.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                         NOTES TO FINANCIAL STATEMENTS

                (Information as of and for the six months ended
                        November 30, 1999 is unaudited)


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Multiple Index Trust (the "Fund").

   The Fund's investment objective is to maximize total return from capital growth and income. The Fund seeks to achieve its objective by investing at least 65% of its total assets in shares of other open-end investment companies whose portfolios mirror those of one index or another of market securities. A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that fund shares are purchased.


2. Significant Accounting Policies:

   a. Portfolio Valuation

      The investments of the Fund consist primarily of mutual funds that are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded.

   b. Security Transactions and Investment Income

      Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

   c. Federal Income Taxes

      The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

      As of November 30, 1999, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $6,347,817, $1,689,531, $1,695,574 and $6,043, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

   d. Cash and Cash Equivalents

      Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

   e. Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .70% of the average daily net assets of the Fund. For the period ended November 30, 1999, the Advisor waived $6,795 of its advisory fees.


4. Investment Activity:

   For the period ended November 30, 1999, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $2,256,417 and $72,231, respectively.


5. Composition of Net Assets:

   At November 30, 1999, net assets consisted of:



   Paid-in capital                                                            $ 6,948,473
   Accumulated net investment loss                                                   (184)
   Accumulated net realized gain from security transactions                       130,632
   Unrealized appreciation on investments                                       1,689,531
                                                                              -----------
      Net assets applicable to outstanding shares of beneficial interest      $ 8,768,452
                                                                              ===========

                         YORKTOWN CLASSIC VALUE TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 1999
                                  (Unaudited)





                                       Shares         Value
                                    -----------   -------------
COMMON STOCKS - 73.27%
Autos & Trucks - 1.84%
Ford Motor Co.                          8,000      $   404,000
                                                   -----------
Banks - 6.00%
Chase Manhatten Corp.                  12,000          927,000
First Union Corp.                      10,000          386,875
                                                   -----------
                                                     1,313,875
                                                   -----------
Chemicals - 5.37%
Cytec Industries Inc.                  15,000          351,563
du Pont (E.I.) de Nemours & Co.         6,000          356,625
PPG Industries Inc.                     8,000          468,500
                                                   -----------
                                                     1,176,688
                                                   -----------
Computer Software &
   Services - 2.03%
First Data Corp.                       10,300          445,475
                                                   -----------
Diversified Companies - 3.38%
Tyco International Limited             10,000          400,625
United Technologies Corp.               6,000          339,000
                                                   -----------
                                                       739,625
                                                   -----------
Drugs - 3.58%
Merck & Co. Inc.                       10,000          785,000
                                                   -----------
Electronics - 0.92%
Paxar Corp                             23,800          202,300
                                                   -----------
Financial Services - 21.07%
American Express Co.                   12,000        1,815,750
Citi Group                             36,000        1,939,500
Phoenix Investment Partners           110,000          859,375
                                                   -----------
                                                     4,614,625
                                                   -----------




                                       Shares         Value
                                    -----------   -------------
Medical Supplies - 1.82%
Mallinckrodt Inc.                      12,000      $   399,000
                                                   -----------
Paper & Forest
   Products - 1.91%
International Paper Co.                 8,000          417,500
                                                   -----------
Retail - 8.46%
May Department Stores Co.              10,000          336,250
Tandy Corp.                             8,500          651,312
Wal Mart Stores Inc.                   15,000          864,375
                                                   -----------
                                                     1,851,937
                                                   -----------
Securities Brokerage - 11.39%
Lehman Brothers Holdings Inc.          13,800        1,053,975
Morgan Stanley, Dean Witter,
   Discover & Co.                       8,200          989,125
Raymond James Financial Inc.           24,000          451,500
                                                   -----------
                                                     2,494,600
                                                   -----------
Telecommunications
   Equipment - 3.67%
Lucent Technologies                    11,000          803,687
                                                   -----------
Thrift - 1.83%
Fannie Mae                              6,000          399,750
                                                   -----------
     Total Common Stocks
  (cost $12,132,078)                                16,048,062
                                                   -----------
S&P DEPOSITORY
   RECEIPTS - 26.73%
SPDR - NASDAQ 100 Index                18,800        2,787,100
SPDR - S&P 500 Index                   22,000        3,065,564
                                                   -----------
     Total S&P Depository
  Receipts
  (cost $5,221,373)                                  5,852,664
                                                   -----------
  Total Investments
  (cost $17,353,451)                               $21,900,726
                                                   ===========

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1999
                                  (Unaudited)



Assets:
 Investments at value (identified cost of $17,353,451)                                             $ 21,900,726
 Cash                                                                                                     2,885
 Other assets                                                                                            23,328
                                                                                                   ------------
      Total assets                                                                                   21,926,939
                                                                                                   ------------
Liabilities:
 Accrued distribution fees                                                                               13,759
 Accrued advisory fees                                                                                   11,466
 Securities purchased under loan agreement                                                            3,436,000
 Accrued interest expense                                                                                24,312
 Other liabilities                                                                                       27,795
                                                                                                   ------------
      Total liabilities                                                                               3,513,332
                                                                                                   ------------
        Net assets                                                                                 $ 18,413,607
                                                                                                   ============
Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)        1,230,511
                                                                                                   ============
Net asset value, offering and redemption price per share outstanding                               $      14.96
                                                                                                   ============

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF OPERATIONS
                   for the six months ended November 30, 1999
                                  (Unaudited)



Investment Income:
 Dividends                                                        $  116,050
 Interest                                                              2,419
                                                                  ----------
      Total income                                                   118,469
                                                                  ----------
Expenses:
 Investment advisory fees                                             76,950
 Distribution fees                                                    76,950
 Transfer agent fees                                                  25,419
 Custodial fees                                                        5,816
 Professional fees                                                     9,930
 Registration fees                                                     6,317
 Trustee fees                                                          1,455
 Insurance                                                             3,449
 Shareholder reports                                                   2,611
 Miscellaneous                                                         1,353
                                                                  ----------
                                                                     210,250
 Less expenses waived by investment advisor                          (12,825)
                                                                  ----------
     Total operating expenses                                        197,425
 Interest expense                                                    132,625
                                                                  ----------
     Total expenses                                                  330,050
                                                                  ----------
     Net investment loss                                            (211,581)
                                                                  ----------
Realized and unrealized gain (loss) on investments:
 Net realized loss from security transactions                       (278,481)
 Change in unrealized appreciation on investments                    291,521
                                                                  ----------
      Net realized and unrealized gain on investments                 13,040
                                                                  ----------
        Net decrease in net assets resulting from operations      $ (198,541)
                                                                  ==========

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF CASH FLOWS
                   for the six months ended November 30, 1999
                                  (Unaudited)



Cash provided (used) by financing activities:
 Sales of capital shares                                              $  10,235,602
 Repurchase of capital shares                                            (7,104,233)
                                                                      -------------
  Cash provided by capital share transactions                             3,131,369
                                                                      -------------
 Cash used in borrowing, net of borrowings repaid of $18,657,500         (2,878,000)
 Dividends and distributions paid in cash                                   (43,794)
                                                                      -------------
                                                                         (2,921,794)
                                                                      -------------
                                                                                         $  209,575
Cash provided (used) by operations:
 Purchases of portfolio securities                                      (16,816,397)
 Proceeds from sales of portfolio securities                             16,803,461
                                                                      -------------
                                                                            (12,936)
                                                                      -------------
 Net investment loss                                                       (211,581)
 Net change in receivables/payables related to operations                    16,553
                                                                      -------------
                                                                           (195,028)
                                                                      -------------
                                                                                           (207,964)
                                                                                         ----------
 Net increase in cash                                                                         1,611
 Cash, beginning of period                                                                      674
                                                                                         ----------
    Cash, end of period                                                                  $    2,285
                                                                                         ==========

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                                 For the
                                                                                Six Months
                                                                                  Ended            For the
                                                                              Nov. 30, 1999       Year Ended
                                                                               (Unaudited)       May 31, 1999
                                                                             ---------------   ---------------
Operations:
 Net investment loss                                                          $   (211,581)     $   (401,292)
 Net realized gain (loss) from security transactions                              (278,481)        1,825,485
 Net change in unrealized appreciation on investments                              291,521         1,494,445
                                                                              ------------      ------------
      Increase (decrease) in net assets resulting from operations                 (198,541)        2,918,638
                                                                              ------------      ------------
Distributions:
 From net realized gains on security transactions                               (1,433,403)       (1,138,299)
                                                                              ------------      ------------
      Decrease in net assets resulting from distributions                       (1,433,403)       (1,138,299)
                                                                              ------------      ------------
Capital share transactions:
 Proceeds from sale of 620,479 and 371,908 shares                               10,178,802         5,470,120
 Value of 98,905 and 85,247 shares issued upon reinvestment of dividends         1,389,609         1,115,888
 Cost of 457,430 and 405,320 shares redeemed                                    (7,109,734)       (6,443,042)
                                                                              ------------      ------------
      Increase in net assets resulting from capital share transactions           4,458,677           142,966
                                                                              ------------      ------------
      Total increase in net assets                                               2,826,733         1,923,305
Net assets:
 Beginning of year/period                                                       15,586,874        13,663,569
                                                                              ------------      ------------
 End of year/period                                                           $ 18,413,607      $ 15,586,874
                                                                              ============      ============

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                             FINANCIAL HIGHLIGHTS



                                                              For the
                                                            Six Months
                                                               Ended
                                                           Nov. 30, 1999
                                                            (Unaudited)
                                                        ------------------
For a share outstanding throughout each
 year/period:
Net asset value, beginning of year/period                  $   16.09
                                                           ---------
Income from investment operations:
 Net investment loss                                           (0.17)
 Net realized and unrealized gain on investments                0.32
                                                           ----------
      Total income from investment
       operations                                               0.15
                                                           ----------
Distributions:
 From net investment income
 From net realized gain on security transactions               (1.28)
                                                           ----------
      Total distributions                                      (1.28)
                                                           ----------
        Net asset value, end of year/period                $   14.96
                                                           ==========
Total return(2)                                                 1.38%
Ratios/Supplemental Data:
 Net assets, end of year/period (000's omitted)            $  18,414
 Ratio of operating expenses to average net assets(3)           2.32%(1)
 Ratio of total expenses to average net assets(4)               3.87%(1)
 Ratio of net investment income (loss) to average
  net assets                                                   (2.48)%(1)
 Portfolio turnover rate                                         158%(1)



                                                                          For the Year Ended May 31,
                                                        ---------------------------------------------------------------
                                                            1999        1998         1997         1996         1995
                                                        ----------- ------------ ------------ ------------ ------------
For a share outstanding throughout each
 year/period:
Net asset value, beginning of year/period                 $ 14.90     $  14.23     $  12.00    $   12.98    $   10.12
                                                          -------     --------     --------    ---------    ---------
Income from investment operations:
 Net investment loss                                        (0.41)       (0.47)       (0.25)       (0.28)       (0.28)
 Net realized and unrealized gain on investments             2.79         2.19         2.69         0.93         3.33
                                                          -------     --------     --------    ---------    ---------
      Total income from investment
       operations                                            2.38         1.72         2.44         0.65         3.05
                                                          -------     --------     --------    ---------    ---------
Distributions:
 From net investment income                                                                                     (0.07)
 From net realized gain on security transactions            (1.19)       (1.05)       (0.21)       (1.63)       (0.12)
                                                          -------     --------     --------    ---------    ---------
      Total distributions                                   (1.19)       (1.05)       (0.21)       (1.63)       (0.19)
                                                          -------     --------     --------    ---------    ---------
        Net asset value, end of year/period               $ 16.09     $  14.90     $  14.23    $   12.00    $   12.98
                                                          =======     ========     ========    =========    =========
Total return(2)                                             17.80%       13.02%       20.59%        6.36%       30.70%
Ratios/Supplemental Data:
 Net assets, end of year/period (000's omitted)           $15,587     $ 13,664     $ 13,060    $   9,072    $   6,490
 Ratio of operating expenses to average net assets(3)        2.44%        2.54%        2.65%        2.68%        2.39%
 Ratio of total expenses to average net assets(4)            4.77%        5.52%        5.20%        6.22%        5.79%
 Ratio of net investment income (loss) to average
  net assets                                                (2.82)%      (3.08)%      (2.50)%      (2.67)%      (2.60)%
 Portfolio turnover rate                                      187%         145%         115%         145%         220%

-----------
(1) Annualized.

(2) Does not reflect contingent deferred sales charge.

(3) Without fees waived by the investment advisor and distributor, the annualized ratio of operating expenses to average net assets would have been 2.47%, 2.60%, 2.69%, 2.80%, 2.87% and 2.95%, respectively.

(4) Without fees waived by the investment advisor and distributor, the annualized ratio of total expenses to average net assets would have been 4.02%, 4.92%, 5.67%, 5.35%, 6.41% and 6.34%, respectively.


The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                         NOTES TO FINANCIAL STATEMENTS

                (Information as of and for the six months ended
                        November 30, 1999 is unaudited)


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Yorktown Classic Value Trust (the "Fund").

   The primary investment objective of the Fund is growth of capital; income is a secondary objective. The Fund seeks to achieve these objectives by investing primarily in equity securities which the Fund's investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.


2. Significant Accounting Policies:

   a. Portfolio Valuation

      Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

   b. Security Transactions and Investment Income

      Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

   c. Federal Income Taxes

      The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

      As of November 30, 1999, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $17,353,451, $4,547,275, $4,957,626 and
      $410,351, respectively.

                         YORKTOWN CLASSIC VALUE TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

   d. Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   e. Cash and Cash Equivalents

      Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

   f. Borrowings

      The Fund is permitted to borrow up to one-third of the value of its net assets for investment purposes. Such borrowing is referred to as leveraging. As of November 30, 1999, the balance due for securities purchased through leveraging was $3,436,000. The average daily balance during the year ended November 30, 1999 was $3,943,161 or $3.58 per share, based on average shares outstanding of 1,100,555. The maximum amount of borrowings outstanding at any month-end during the year was $4,764,000. The Fund's investment securities are pledged as collateral under the borrowing arrangement.

      Interest is charged at a rate of 1.50% plus the Fed Funds rate (7.1875% as of November 30, 1999). Such interest amounted to $132,625 for the six months ended November 30, 1999.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .90% of the average daily net assets of the Fund.


4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .90% of the Fund's average daily net assets, which is comprised of .65% of distribution fees and .25% of service fees. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased.

                         YORKTOWN CLASSIC VALUE TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued


5. Investment Activity:

   For the year ended November 30, 1999, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $16,816,397 and $16,803,461, respectively.


6. Composition of Net Assets:

   At November 30, 1999, net assets consisted of:



   Paid-in capital                                                               $ 14,396,518
   Accumulated net investment loss                                                   (211,581)
   Accumulated net realized loss from security transactions                          (318,605)
   Unrealized appreciation on investments                                           4,547,275
                                                                                 ------------
         Net assets applicable to outstanding shares of beneficial interest      $ 18,413,607
                                                                                 ============

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 1999
                                  (Unaudited)


                                                      Principal        Value
                                                    ------------   -------------
U.S. GOVERNMENT OBLIGATIONS - 100.00%
United States Treasury Note 5.625%
     Due 5/15/2008                                   $  955,000     $  914,115
United States Treasury Stripped Interest Payment
     Due 5/15/2008                                    6,873,000      4,001,640
                                                                    ----------
       Total investments (cost $4,945,426)                          $4,915,755
                                                                    ==========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1999
                                  (Unaudited)


Assets:
Investments at value (identified cost of $4,945,426)                                                $  4,915,755
 Cash                                                                                                    295,827
 Other assets                                                                                             11,672
                                                                                                    ------------
      Total assets                                                                                     5,223,254
                                                                                                    ------------
Liabilities:
 Other liabilities                                                                                        11,229
                                                                                                    ------------
      Total liabilities                                                                                   11,229
                                                                                                    ------------
        Net assets                                                                                  $  5,212,025
                                                                                                    ============

 Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)          510,622
                                                                                                    ============
 Net asset value, offering and redemption price per share outstanding                               $      10.21
                                                                                                    ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                            STATEMENT OF OPERATIONS
                   for the six months ended November 30, 1999
                                  (Unaudited)


Investment income:
 Interest                                                          $  175,781
                                                                   ----------

Expenses:
 Investment advisory fees                                              10,023
 Transfer agent fees                                                   10,629
 Custodial fees                                                         1,706
 Professional fees                                                      7,671
 Registration fees                                                      4,663
 Trustee fees                                                             551
 Insurance                                                                947
 Shareholder reports                                                    1,530
 Miscellaneous                                                            701
                                                                   ----------
                                                                       38,421
 Less expenses waived/reimbursed by investment advisor                (16,661)
                                                                   ----------
     Total expenses                                                    21,760
                                                                   ----------
     Net investment income                                            154,021
                                                                   ----------
Realized and unrealized gain (loss) on investments:
    Net realized loss from security transactions                     (403,535)
    Change in unrealized appreciation on investments                  162,165
                                                                   ----------
      Net realized and unrealized gain (loss) on investments         (241,370)
                                                                   ----------
        Net decrease in net assets resulting from operations       $  (87,349)
                                                                   ==========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                                For the
                                                                               Six Months
                                                                                 Ended            For the
                                                                             Nov. 30, 1999       Year Ended
                                                                              (Unaudited)       May 31, 1999
                                                                            ---------------   ---------------
Operations:
 Net investment income                                                       $    154,021      $    254,041
 Net realized gain (loss) from security transactions                             (403,535)           68,071
 Net change in unrealized appreciation on investments                             162,165          (237,132)
                                                                             ------------      ------------
      Increase (decrease) in net assets resulting from operations                 (87,349)           84,980
                                                                             ------------      ------------
Distribution:
 From net investment income                                                       (93,858)         (243,264)
 From net realized gain on security transactions                                                     (9,594)
                                                                                               ------------
      Decrease in net assets resulting from distributions                         (93,858)         (252,858)
                                                                             ------------      ------------
Capital share transactions:
 Proceeds from sale of 135,811 and 704,807 shares                               1,406,864         7,650,095
 Value of 8,704 and 22,422 shares issued upon reinvestment of dividends            89,309           246,663
 Cost of 346,403 and 376,194 shares redeemed                                   (3,607,057)       (4,068,598)
                                                                             ------------      ------------
      Increase (decrease) in net assets resulting from capital share
       transactions                                                            (2,110,884)        3,828,160
                                                                             ------------      ------------
      Total increase in net assets                                             (2,292,091)        3,660,282
Net assets:
 Beginning of year/period                                                       7,504,116         3,843,834
                                                                             ------------      ------------
 End of year/period                                                          $  5,212,025      $  7,504,116
                                                                             ============      ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                             FINANCIAL HIGHLIGHTS



                                                                For the
                                                               Six Months
                                                                 Ended            For the           For the
                                                             Nov. 30, 1999      Year Ended       Period Ended
                                                              (unaudited)      May 31, 1999     May 31, 1998(4)
                                                            ---------------   --------------   ----------------
For a share outstanding throughout the period:
Net asset value, beginning of period                           $  10.53         $  10.63          $  10.00
                                                               --------         --------          --------
Income from investment operations:
 Net investment income                                             0.35             0.58              0.43
 Net realized and unrealized gain (loss) on investments           (0.47)           (0.02)             0.49
                                                               --------         ---------         --------
      Total income (loss) from investment operations              (0.12)            0.56              0.92
                                                               --------         ---------         --------
Distributions:
 From net investment income                                       (0.20)           (0.64)            (0.29)
 From net realized gain on security transactions                                   (0.02)
                                                               --------         ---------         ---------
      Total distributions                                         (0.20)           (0.66)            (0.29)
                                                               --------         ---------         ---------
        Net asset value, end of period                         $  10.21         $  10.53          $  10.63
                                                               ========         =========         =========
Total return(2)                                                  ( 1.14)%            5.11%             9.33%
Ratios/Supplemental Data:
 Net assets, end of period (000's omitted)                     $  5,212         $   7,504         $   3,844
 Ratio of expenses to average net assets(3)                        0.83%(1)          0.87%             0.84%
 Ratio of net investment income to average net assets              5.87%(1)          5.49%             5.85%
 Portfolio turnover rate                                            203%(1)           231%                3%

-----------
(1) Annualized.

(2) Does not reflect contingent deferred sales charge.

(3) Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 1.44%, 1.79% and 2.99%, respectively.

(4) Commencement of operations was July 2, 1997.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                (Information as of and for the six months ended
                        November 30, 1999 is unaudited)


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Treasuries Trust (the "Fund").

   The Fund's investment objective is to seek current income while limiting credit risk. The Fund seeks to achieve its objective by investing in obligations of the U.S. Treasury that are guaranteed as to principal and interest by the full faith and credit of U.S. government. A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that fund shares are purchased.


2. Significant Accounting Policies:

   a. Portfolio Valuation

      Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees. U.S. Treasury securities are valued at the mean between the bid and asked prices.

   b. Security Transactions and Investment Income

      Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

   c. Federal Income Taxes

      The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

      As of November 30, 1999, the aggregate cost of investments for federal income tax purposes and the unrealized depreciation with respect to each security where there is an excess of tax cost over value were $4,945,426 and $29,671, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

   d. Cash and Cash Equivalents

      Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

   e. Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Fund. For the period ended November 30, 1999, the Advisor voluntarily waived all of its fees in the amount of $10,023. In addition, the Advisor voluntarily reimbursed $6,638 of the Fund's operating expenses.


4. Investment Activity:

   For the year ended November 30, 1999, purchases and sales of U.S. government obligations amounted to $4,904,155 and $7,197,183, respectively. There were no purchases and sales of securities other than short-term obligations and U.S. government obligations.


5. Composition of Net Assets:

   At November 30, 1999, net assets consisted of:



   Paid-in capital                                                               $ 5,463,405
   Accumulated net investment income                                                 122,275
   Accumulated net realized loss from security transactions                         (343,984)
   Unrealized depreciation on investments                                            (29,671)
                                                                                 -----------
         Net assets applicable to outstanding shares of beneficial interest      $ 5,212,025
                                                                                 ===========

                     (This Page Intentionally Left Blank)

                             SHAREHOLDER SERVICES
                                   API TRUST
                                 P.O. Box 8595
                        Boston, Massachusetts 02266-8595
                                 (888) 933-8274


                           For Overnight Deliveries:



                                   API Trust
                                66 Brooks Drive
                         Braintree, Massachusetts 02184



                               EXECUTIVE OFFICES
                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060



                              INDEPENDENT AUDITORS
                          PricewaterhouseCoopers, LLP
                             250 West Pratt Street
                           Baltimore, Maryland 21201







                    This report is submitted for the general
                 information of the shareholders of the Trust.
                The report is not authorized for distribution to
               prospective investors in the Trust unless preceded
                   or accompanied by an effective Prospectus.







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